Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Global Extended Alpha Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) All Country World Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Global Extended Alpha Fund | Class Z Shares
The average annual total returns table in the “Past Performance” section of the prospectus for Class Z shares is hereby replaced with the following:
Average Annual Total Returns (without sales charge) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Global Extended Alpha Fund Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A	Columbia Global Extended Alpha Fund:	Class A — before taxes	[1]		17.40%	4.49%	Aug. 01, 2008
after taxes on distributions Class A	Columbia Global Extended Alpha Fund:	Class A — after taxes on distributions	[1]		17.13%	4.01%	Aug. 01, 2008
after taxes on distributions and redemption of fund shares Class A	Columbia Global Extended Alpha Fund:	Class A — after taxes on distributions and redemption of fund shares	[1]		11.79%	3.61%	Aug. 01, 2008
Morgan Stanley Capital International (MSCI) All Country World Index (Net)		Morgan Stanley Capital International (MSCI) All Country World Index (Net)	[2]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	12.67%	0.79%	Aug. 01, 2008
MSCI All Country World Index (Gross)		MSCI All Country World Index (Gross)	[2]	(reflects no deduction for fees, expenses or taxes)	13.21%	1.33%	Aug. 01, 2008
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[2]	On September 30, 2011, the MSCI All Country World Index (Net) replaced the MSCI All Country World Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.